Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2023
Document Effective Date	Dec. 07, 2023
Prospectus Date	Apr. 28, 2023
Class II Prospectus | Global Real Estate Portfolio | Class II
Prospectus:
Trading Symbol	MGETX
Class II Prospectus | US Real Estate Portfolio | Class II
Prospectus:
Trading Symbol	MSRBX
Class I Prospectus | US Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MUSRX